Convertible debentures	3 Months Ended
Mar. 31, 2025
Finance receivables [abstract]
Convertible debentures

14. Convertible debentures

December 2024 Debentures

In December 2024, the Company issued a total of 1,000 convertible debenture units of the Company (the “Debenture Units”) at a price of C$1,000 per Debenture Unit (the “Issue Price”) for total gross proceeds of $702,700 (C$1,000,000). Each Debenture Unit consists of (i) one convertible debenture having a face value of C$1,000 (each a “Debenture”); and (ii) 80 class B common share purchase warrants (each a “Warrant”) exercisable for 80 Class B subordinate voting shares in the Company (each, a “Share”). The Debentures mature 36 months from the date of issuance (the “Maturity Date”) and bear interest at a rate of 1.25% per month, beginning on the date of issuance and payable in cash on the last day of each calendar quarter. If the holder (“Holder”) of the Debenture elects, in its sole and absolute discretion, interest may be paid in Shares at the Conversion Price in effect on the date of payment. The principal sum of the Debentures, or any portion thereof, and any accrued but unpaid interest, may be converted into class B Shares at a conversion price of C$6.25 per Share subject to adjustment (“Conversion Price”). Each Warrant shall entitle the holder to acquire one additional class B Share (each, a “Warrant Share”) at a price of C$7.00 per Warrant Share, for a period of five years from the date of issuance. If the entire amount owing on the Debenture is converted within 6 months of the issuance date, the Holder is entitled to receive a cash amount equal to half the sum of all payments of interest on the December 2024 Debenture that would be due through to the Maturity Date, which the holder may convert all of any part into Class B Shares at the Conversion Price.

The Company may redeem the Debentures at any time prior to maturity, in whole or in part, upon fifteen days’ notice and payment of certain penalties as applicable. The convertible debenture was determined to be a financial instrument comprising a host debt component, a conversion feature and a warrant component which are both considered to be embedded derivatives due to variable consideration payable upon conversion caused by foreign exchange. On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $245,147 (Note 12).

The fair value of the conversion feature is determined by using with-and-without method (“with-and-without method’) that considers change in expected cash flows due to the conversion. The model includes all terms of the convertible debenture described above as well as the probability of conversion, the impact of default barrier and the implied credit spread of the Company. The fair value of the conversion feature as at December 13, 2024, the date of issuance was $320,000. The fair value of the conversion feature as at March 31, 2025, was $911,360 (December 31, 2024 - $280,000) resulting in a loss on change in fair value of $631,360 (2024 - $Nil).

The fair values were determined using the assumptions below:

	December 13, 2024	December 31, 2024	March 31, 2025
Share price (CAD)	$5.85	$5.20	$11.08
Conversion price (CAD)	$6.25	$6.25	$6.25
Expected Volatility	98.04%	100.68%	106.93%
Risk free interest rate	2.78%	2.70%	2.61%
Expected life	3.00	2.95	2.70
Credit Spread	12.25%	12.25%	12.50%
Foreign exchange rate	0.7025	0.6952	0.6956

As of March 31, 2025, the Company had the following December 2024 Debenture balance outstanding:

Proceeds	$702,700
Value of conversion option	320,000
Value of warrants (Note 12 [b])	245,147
Initial recognition of debt	$137,553
Accretion expense	14,560
Balance, December 31, 2024	$152,113
Accretion expense	4,807
Balance, March 31, 2025	$156,920

January 2025 Debentures

On January 20, 2025, the Company closed the third tranche of the December 2024 Offering and issued 1,480 December 2024 Debenture Units for aggregate gross process of $1,032,744 (C$1,480,000). This third tranche was completed under amended terms, including a reduced conversion price of C$4.85 per share, an increased warrant ratio of 103.093 Warrants per Debenture Unit, and a reduced exercise price of C$5.25 per Warrant share.

On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $405,656 (Note 12). The fair value of the conversion feature is determined by using with-and-without method. The fair value of the conversion feature as at January 20, 2025, the date of issuance was $599,770.

On February 7, 2025, the investor converted a partial amount of this Debenture into an aggregate of 152,577 shares of the Company’s Class B Subordinate Voting Shares (Note 15). On February 26, 2025, the investor converted the remaining amount of the Debenture into an aggregate amount of 221,237 shares of the Company’s Class B Subordinate Voting Shares (Note 15). Thus, the total amount of Class B Subordinate Voting Shares converted under this Debenture was 373,814.

The fair value of the conversion feature as at dates of conversion on February 7 and February 26, 2025, was $2,912,862, and $656,513, respectively. Where the original terms of the debentures permit the holder to convert at any time before maturity, and the note is subsequently converted early at the holder’s option, the conversion date is deemed to be the instrument’s maturity date.

The fair values were determined using the assumptions below:

	January 20, 2025	February 7, 2025	February 26, 2025
Share price (CAD)	$4.90	$16.16	$8.27
Conversion price (CAD)	$4.85	$4.85	$4.85
Expected Volatility	93.66%	105.28%	104.91%
Risk free interest rate	2.99%	2.63%	2.70%
Expected life	3.00	2.95	2.90
Credit Spread	12.50%	12.50%	12.50%
Foreign exchange rate	0.6978	0.6994	0.6974

The carrying amount of the host liability, at amortized cost, updated to the date of conversion, together with carrying amount of the derivative liability, which is remeasured to fair value immediately before conversion, is transferred to equity such that no gain or loss is recognized on settlement. The Company also incurred a total of $301,936 interest penalties for early conversion of the debentures. This amount was transferred to share capital.

As of March 31, 2025, the Company had the following January 2025 Debenture balance outstanding:

Proceeds	$1,032,744
Value of conversion option	599,770
Value of warrants (Note 12 [c])	405,656
Initial recognition of debt – January 20, 2025	$27,318
Accretion expense	14,186
Balance, date of conversion – February 7, 2025	$41,504
Amount converted	(27,845)
Balance, February 7, 2025	$13,659
Accretion expense	7,519
Balance, date of conversion, February 26, 2025	$21,178
Amount converted	(21,178)
Balance, March 31, 2025	$-

March 6, 2025 Debentures

On March 6, 2025, the Company closed the fourth tranche of the December 2024 Offering and issued 100 January 2025 Debenture Units for aggregate gross process of $69,890 (C$100,000). This tranche was completed under the same terms as the January 2025 Debentures, including a conversion price of C$4.85 per share, an increased warrant ratio of 103.093 Warrants per Debenture Unit, and an exercise price of C$5.25 per Warrant share.

On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $38,702 (Note 12). The fair value of the conversion feature is determined by using with-and-without method. The fair value of the conversion feature as at March 6, 2025, the date of issuance was $30,000.

On March 25, 2025, the investor converted this Debenture into an aggregate of 25,257 Class B Subordinate Voting Shares (Note 15). The fair value of the conversion feature as at date of conversion on March 25, 2025, did not change from the value on the date of issuance.

The fair values were determined using the assumptions below:

March 6, 2025
Share price (CAD)	$6.44
Conversion price (CAD)	$4.85
Expected Volatility	106.09%
Risk free interest rate	2.72%
Expected life	3.00
Credit Spread	12.50%
Foreign exchange rate	0.6989

The carrying amount of the host liability, at amortized cost, updated to the date of conversion, together with carrying amount of the derivative liability, which is remeasured to fair value immediately before conversion, is transferred to equity such that no gain or loss is recognized on settlement. There was no change in accretion amount from date of issuance to date of conversion.

As of March 31, 2025, the Company had the following March 6, 2025, Debenture balance outstanding:

Proceeds	$69,890
Value of conversion option	30,000
Value of warrants (Note 12 [d])	38,702
Initial recognition of debt - March 6, 2025 and date of conversion, March 25, 2025	$1,188
Amount converted	(1,188)
Balance, March 31, 2025	$-

March 28, 2025 Debentures

On March 28, 2025, the Company closed the final tranche of the December 4, 2024 Offering and issued 2,420 Debenture Units for aggregate gross proceeds of $1,683,352 (C$2,420,000). This final tranche was completed under amended terms, including an increased conversion price of C$6.60 per share, a reduced warrant ratio of 76 Warrants per Debenture Unit, and an increased exercise price of C$7.00 per Warrant share.

On initial recognition, the fair value of the embedded derivatives is calculated first, with the residual value being assigned to the host financial liability. The initial fair value of the warrants is $1,218,875 (Note 12). The fair value of the conversion feature is determined by using with-and-without method. The fair value of the conversion feature as at March 28, 2025, the date of issuance was $1,954,755. The conversion value remained the same as at March 31, 2025. As the fair value of warrants and conversion feature are higher than the principal debt amount on the date of issuance, there was a loss on issuance of convertible debt of $1,490,278 for the period ended March 31, 2025.

Of the 2,420 Debenture Units issued, 330 Debenture Units were issued to a related party of the Company, which is an entity controlled by a director of the Company, 330 Debenture Units were issued to an entity, which is controlled by a family member of a director of the Company, and 1,060 Debenture Units were issued to an entity, which is owned by a family member of an executive officer of the Company. Of the total loss on issuance of convertible debt of $1,490,278, $1,059,206 was allocated to related parties, therefore disclosed as part of the share-based compensation balance in the key management disclosure in Note 22.

The fair value was determined using the assumptions below:

March 28, 2025
Share price (CAD)	$11.08
Conversion price (CAD)	$6.60
Expected Volatility	108.64%
Risk free interest rate	2.61%
Expected life	3.00
Credit Spread	12.25%
Foreign exchange rate	0.6952

As of March 31, 2025, the Company had the following March 28, 2025 Debenture balance outstanding

Proceeds	$1,683,352
Value of conversion option	1,954,755
Value of warrants (Note 12 [e])	1,218,875
Loss on issuance of convertible	(1,490,278)
Initial recognition of debt - March 28, 2025	$-